Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.74%
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	295,291	$ 277,162
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA1 M1 144A 0.749% (SOFR + 0.65%) 1/25/51 #, •	7,810	7,794
Series 2021-HQA1 M1 144A 0.799% (SOFR + 0.70%) 8/25/33 #, •	34,804	34,619
Series 2021-HQA2 M1 144A 0.799% (SOFR + 0.70%) 12/25/33 #, •	80,859	80,112
Total Agency Collateralized Mortgage Obligations (cost $420,518)		399,687

Agency Mortgage-Backed Securities — 5.14%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	71,633	70,903
Fannie Mae S.F. 30 yr
4.50% 2/1/44	95,784	102,160
4.50% 4/1/44	113,240	120,639
4.50% 1/1/50	275,317	292,626
5.00% 7/1/47	324,339	350,734
5.00% 5/1/48	129,112	137,117

Freddie Mac S.F. 30 yr 5.00% 8/1/48	101,039	107,055
Total Agency Mortgage-Backed Securities (cost $1,224,617)		1,181,234

Collateralized Debt Obligations — 7.98%
ARES LX CLO Series 2021-60A A 144A 2.164% (LIBOR03M + 1.12%, Floor 1.12%) 7/18/34 #, •	250,000	246,343
Canyon Capital CLO Series 2019-2A AR 144A 2.224% (LIBOR03M + 1.18%, Floor 1.18%) 10/15/34 #, •	250,000	247,412
Cedar Funding IX CLO Series 2018-9A A1 144A 2.043% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	250,000	247,713
CIFC Funding Series 2013-4A A1RR 144A 1.328% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	250,000	248,712
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Dryden 83 CLO Series 2020-83A A 144A 2.264% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	250,000	$ 249,403
KKR CLO 32 Series 32A A1 144A 2.364% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	100,000	99,825
LCM XVIII Series 18A A1R 144A 2.083% (LIBOR03M + 1.02%) 4/20/31 #, •	250,000	248,096
Octagon Investment Partners 33 Series 2017-1A A1 144A 2.253% (LIBOR03M + 1.19%) 1/20/31 #, •	250,000	248,819
Total Collateralized Debt Obligations (cost $1,839,320)		1,836,323

Corporate Bonds — 61.77%
Banking — 13.85%
Ally Financial 5.75% 11/20/25	118,000	124,189
Bank of America
1.843% 2/4/25 μ	190,000	185,856
3.458% 3/15/25 μ	80,000	80,518
4.10% 7/24/23	130,000	132,885

BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	190,809
Citigroup
1.281% 11/3/25 μ	35,000	33,338
1.678% 5/15/24 μ	105,000	104,196
2.014% 1/25/26 μ	30,000	28,903

Deutsche Bank 0.898% 5/28/24	150,000	142,932
Fifth Third Bancorp
2.375% 1/28/25	35,000	34,238
3.65% 1/25/24	35,000	35,445
Goldman Sachs Group
0.925% 10/21/24 μ	175,000	169,724
1.074% (SOFR + 0.81%) 3/9/27 •	270,000	263,599
1.542% 9/10/27 μ	25,000	22,883
3.615% 3/15/28 μ	15,000	14,998
JPMorgan Chase & Co.
0.863% (SOFR + 0.58%) 3/16/24 •	90,000	89,748
2.545% 11/8/32 μ	10,000	9,151
4.023% 12/5/24 μ	330,000	335,424
4.60% 2/1/25 μ, ψ	20,000	19,325
NQ-FL8 [3/22] 5/22 (2218552)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
0.731% 4/5/24 μ	135,000	$ 132,290
1.164% 10/21/25 μ	125,000	118,852
2.475% 1/21/28 μ	15,000	14,322
2.75% 5/19/22	25,000	25,044
3.737% 4/24/24 μ	25,000	25,262

Nordea Bank 144A 0.625% 5/24/24 #	200,000	190,600
PNC Bank 3.875% 4/10/25	250,000	255,014
State Street 1.684% 11/18/27 μ	55,000	51,680
Toronto-Dominion Bank 0.606% (SOFR + 0.355%) 3/4/24 •	50,000	49,741
Truist Bank 2.636% 9/17/29 μ	215,000	211,543
US Bancorp
3.375% 2/5/24	55,000	55,778
3.70% 1/15/27 μ, ψ	25,000	22,688

Wells Fargo & Co. 3.526% 3/24/28 μ	15,000	14,982
		3,185,957
Basic Industry — 1.66%
Artera Services 144A 9.033% 12/4/25 #	35,000	35,014
Avient 144A 5.75% 5/15/25 #	139,000	142,934
First Quantum Minerals 144A 7.50% 4/1/25 #	200,000	203,248
		381,196
Brokerage — 0.44%
SURA Asset Management 144A 4.875% 4/17/24 #	100,000	101,676
		101,676
Capital Goods — 3.67%
Carlisle 0.55% 9/1/23	70,000	67,856
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	153,000	152,600
Roper Technologies 2.35% 9/15/24	145,000	142,826
Spirit AeroSystems 144A 5.50% 1/15/25 #	50,000	50,193
Teledyne Technologies 0.95% 4/1/24	280,000	268,983
TransDigm
144A 6.25% 3/15/26 #	25,000	25,697
144A 8.00% 12/15/25 #	51,000	53,392

Welbilt 9.50% 2/15/24	28,000	28,554
WESCO Distribution 144A 7.125% 6/15/25 #	51,000	53,112
		843,213
Communications — 3.39%
AMC Networks 5.00% 4/1/24	30,000	29,964
Fox 4.03% 1/25/24	100,000	102,150
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Magallanes 144A 3.638% 3/15/25 #	60,000	$ 60,429
NBN 144A 0.875% 10/8/24 #	200,000	189,432
Rogers Communications 144A 3.20% 3/15/27 #	100,000	98,602
T-Mobile USA 3.50% 4/15/25	105,000	105,803
Verizon Communications 0.75% 3/22/24	200,000	193,676
		780,056
Consumer Cyclical — 4.76%
Aptiv 2.396% 2/18/25	70,000	68,260
BMW US Capital 144A 0.75% 8/12/24 #	90,000	85,564
Boyd Gaming 144A 8.625% 6/1/25 #	26,000	27,341
Carnival 144A 7.625% 3/1/26 #	51,000	51,393
Daimler Trucks Finance North America 144A 1.625% 12/13/24 #	150,000	143,353
General Motors Financial
1.017% (SOFR + 0.76%) 3/8/24 •	260,000	258,291
3.10% 1/12/32	10,000	9,000
3.45% 4/10/22	50,000	50,017
4.15% 6/19/23	30,000	30,454
4.35% 4/9/25	45,000	45,813
5.25% 3/1/26	7,000	7,339

IRB Holding 144A 7.00% 6/15/25 #	8,000	8,332
MGM Resorts International 5.75% 6/15/25	120,000	123,187
Prime Security Services Borrower 144A 5.25% 4/15/24 #	68,000	69,725
Scientific Games International 144A 5.00% 10/15/25 #	75,000	76,875
VF 2.40% 4/23/25	40,000	39,155
		1,094,099
Consumer Non-Cyclical — 4.60%
AbbVie
2.60% 11/21/24	90,000	89,460
3.75% 11/14/23	165,000	168,242

Bausch Health 144A 6.125% 4/15/25 #	45,000	45,422
Bristol-Myers Squibb 2.90% 7/26/24	83,000	83,659
Conagra Brands 0.50% 8/11/23	65,000	62,954
General Mills 3.70% 10/17/23	80,000	81,336
Gilead Sciences 3.70% 4/1/24	80,000	81,463
HCA 144A 3.125% 3/15/27 #	15,000	14,680
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	35,000	36,103
Royalty Pharma 1.20% 9/2/25	195,000	179,589

2    NQ-FL8 [3/22] 5/22 (2218552)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Takeda Pharmaceutical 4.40% 11/26/23	200,000	$ 205,045
Viatris 1.65% 6/22/25	10,000	9,317
		1,057,270
Electric — 6.88%
AEP Texas 2.40% 10/1/22	140,000	140,234
Avangrid 3.20% 4/15/25	60,000	59,878
CenterPoint Energy 0.847% (SOFR + 0.65%) 5/13/24 •	285,000	282,870
Cleveland Electric Illuminating 5.50% 8/15/24	115,000	121,311
Duke Energy 4.875% 9/16/24 μ, ψ	65,000	65,853
Entergy 4.00% 7/15/22	90,000	90,245
Entergy Louisiana 4.05% 9/1/23	10,000	10,200
Eversource Energy 2.90% 3/1/27	25,000	24,539
National Rural Utilities Cooperative Finance 1.875% 2/7/25	135,000	130,924
NRG Energy 144A 3.75% 6/15/24 #	95,000	94,706
Pacific Gas and Electric 3.75% 2/15/24	120,000	120,481
Southern California Edison 1.10% 4/1/24	210,000	202,800
Vistra Operations 144A 3.55% 7/15/24 #	105,000	104,082
WEC Energy Group 0.80% 3/15/24	140,000	134,443
		1,582,566
Energy — 5.06%
ConocoPhillips 2.40% 3/7/25	70,000	69,243
Devon Energy 5.25% 9/15/24	39,000	40,781
Enbridge
0.55% 10/4/23	115,000	111,509
0.608% (SOFR + 0.40%) 2/17/23 •	85,000	84,931

Exxon Mobil 2.019% 8/16/24	130,000	128,776
MPLX 4.875% 12/1/24	135,000	139,936
Murphy Oil 5.75% 8/15/25	57,000	58,175
NuStar Logistics 5.75% 10/1/25	73,000	74,499
Occidental Petroleum 5.50% 12/1/25	58,000	61,126
ONEOK 7.50% 9/1/23	115,000	120,982
Sabine Pass Liquefaction 5.75% 5/15/24	110,000	115,182
Schlumberger Holdings 144A 3.75% 5/1/24 #	145,000	147,734
Southwestern Energy 5.95% 1/23/25	10,000	10,467
		1,163,341
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies — 4.10%
AerCap Ireland Capital DAC
1.65% 10/29/24	150,000	$ 141,787
3.15% 2/15/24	150,000	147,680
Air Lease
0.80% 8/18/24	105,000	98,989
2.875% 1/15/26	15,000	14,497
3.00% 9/15/23	80,000	79,700
Aviation Capital Group
144A 1.95% 1/30/26 #	65,000	59,777
144A 4.375% 1/30/24 #	60,000	59,954

Avolon Holdings Funding 144A 3.95% 7/1/24 #	145,000	144,642
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	195,365
		942,391
Insurance — 5.40%
Athene Global Funding 144A 1.00% 4/16/24 #	205,000	196,183
Brighthouse Financial Global Funding
144A 1.00% 4/12/24 #	115,000	110,222
144A 1.051% (SOFR + 0.76%) 4/12/24 #, •	85,000	85,232

Equitable Financial Life Global Funding 144A 0.80% 8/12/24 #	100,000	94,956
Equitable Holdings 3.90% 4/20/23	61,000	61,850
F&G Global Funding 144A 0.90% 9/20/24 #	135,000	127,380
GA Global Funding Trust 144A 1.00% 4/8/24 #	275,000	263,460
Humana 0.65% 8/3/23	205,000	200,087
USI 144A 6.875% 5/1/25 #	103,000	103,514
		1,242,884
Technology — 5.43%
Global Payments
1.50% 11/15/24	75,000	71,773
2.65% 2/15/25	100,000	97,946

International Business Machines 3.00% 5/15/24	100,000	100,710
Microchip Technology
144A 0.983% 9/1/24 #	150,000	142,145
4.333% 6/1/23	55,000	55,897
NXP
144A 2.70% 5/1/25 #	5,000	4,852
144A 4.875% 3/1/24 #	165,000	169,617

PayPal Holdings 1.35% 6/1/23	145,000	144,631
S&P Global 144A 2.45% 3/1/27 #	50,000	48,712
NQ-FL8 [3/22] 5/22 (2218552)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Sensata Technologies
144A 5.00% 10/1/25 #	90,000	$ 91,387
144A 5.625% 11/1/24 #	25,000	25,901

Skyworks Solutions 0.90% 6/1/23	150,000	146,716
VMware 1.00% 8/15/24	140,000	133,604
Workday
3.50% 4/1/27	5,000	5,002
3.70% 4/1/29	10,000	10,031
		1,248,924
Transportation — 2.08%
Canadian Pacific Railway 1.35% 12/2/24	90,000	86,377
Delta Air Lines
144A 7.00% 5/1/25 #	185,000	198,308
7.375% 1/15/26	24,000	26,091

Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	24,000	25,602
Triton Container International 144A 1.15% 6/7/24 #	140,000	132,907
United Airlines 144A 4.375% 4/15/26 #	10,000	9,850
		479,135
Utilities — 0.45%
Sempra Energy 3.30% 4/1/25	75,000	75,173
Southern California Gas 2.95% 4/15/27	30,000	29,622
		104,795
Total Corporate Bonds (cost $14,711,437)		14,207,503

Non-Agency Asset-Backed Securities — 7.59%
CarMax Auto Owner Trust Series 2018-2 B 3.37% 10/16/23	150,000	150,362
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	86,000	82,637
Hyundai Auto Lease Securitization Trust Series 2021-A B 144A 0.61% 10/15/25 #	900,000	879,411
John Deere Owner Trust Series 2019-A A3 2.91% 7/17/23	14,891	14,915
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	119,257	117,716
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	235,000	227,388
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	200,000	$ 190,574
Verizon Master Trust Series 2022-2 B 1.83% 7/20/28	86,000	83,195
Total Non-Agency Asset-Backed Securities (cost $1,791,054)		1,746,198

US Treasury Obligations — 14.37%
US Treasury Notes
1.50% 2/15/25	1,570,000	1,526,212
1.75% 3/15/25	990,000	969,117
2.25% 3/31/24	785,000	783,973
2.50% 3/31/27	25,000	25,056
Total US Treasury Obligations (cost $3,334,536)		3,304,358
	Number of shares
Short-Term Investments — 0.99%
Money Market Mutual Funds — 0.99%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.23%)	56,693	56,693
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.12%)	56,693	56,693
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	56,693	56,693
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.23%)	56,693	56,693
Total Short-Term Investments (cost $226,772)		226,772

Total Value of Securities—99.58% (cost $23,548,254)		22,902,075
Receivables and Other Assets Net of Liabilities—0.42%		97,678
Net Assets Applicable to 2,495,368 Shares Outstanding—100.00%		$22,999,753
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $8,116,951, which represents 35.29% of the Series' net assets.

4    NQ-FL8 [3/22] 5/22 (2218552)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
The following futures contracts were outstanding at March 31, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
6	US Treasury 2yr Notes	$1,271,531	$1,293,810	6/30/22	$—	$(22,279)	$—
4	US Treasury 3 yr Notes	872,750	889,303	6/30/22	—	(16,553)	—
(10)	US Treasury 5 yr Notes	(1,146,875)	(1,174,273)	6/30/22	27,398	—	—
Total Futures Contracts			$1,008,840		$27,398	$(38,832)	$—
The use of futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
REMIC – Real Estate Mortgage Investment Conduit
REMICs – Real Estate Mortgage Investment Conduits
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ-FL8 [3/22] 5/22 (2218552)    5